Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Proprietary software products and related services	$ 632,986	$ 509,109	$ 438,256
Software services and other	1,771,390	1,424,809	1,262,859
Total revenues	2,404,376	1,933,918	1,701,115
Cost of revenues:
Proprietary software products and related services	350,788	284,325	248,957
Other software products and related services	1,489,729	1,202,160	1,066,109
Total cost of revenues	1,840,517	1,486,485	1,315,066
Gross profit	563,859	447,433	386,049
Research and development expenses, net	65,858	52,604	46,690
Selling, marketing, general and administrative expenses	289,985	224,188	200,870
Operating income	208,016	170,641	138,489
Financial expenses	29,994	29,444	22,443
Financial income	5,989	2,559	3,791
Pre-tax income before share of profits of companies accounted for at equity, net	184,011	143,756	119,837
Share of profits of companies accounted for at equity, net	505	1,535	1,787
Taxes on income	42,614	31,269	27,201
Net income	141,902	114,022	94,423
Attributable to:
Equity holders of the Company	54,585	46,776	38,820
Non-controlling interests	87,317	67,246	55,603
Net income	$ 141,902	$ 114,022	$ 94,423
Net earnings per share attributable to equity holders of The Company
Basic earnings per share (in Dollars per share)	$ 3.57	$ 3.05	$ 2.56
Diluted earnings per share (in Dollars per share)	$ 3.5	$ 3.01	$ 2.44